VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

17.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	2017	2016
Cost	2,431,136	2,438,720
Accumulated depreciation	(354,077)	(284,889)
Net book value	2,077,059	2,153,831

Drydocking costs of $37.4 million and $44.7 million are included in the cost amounts above as of December 31, 2017 and 2016, respectively. Accumulated amortization of those costs as of December 31, 2017 and 2016 were $24.3 million and $22.7 million, respectively.

Depreciation and amortization expense for each of the years ended December 31, 2017, 2016 and 2015 was $76.5 million, $73.0 million and $73.7 million, respectively.

As at December 31, 2017 and 2016, vessels with a net book value of $2,032.7 million and $2,106.1 million, respectively, were pledged as security for certain debt facilities (see note 31).

As at December 31, 2017 and 2016, included in the above amounts is office equipment with a net book value of $3.9 million.